                                 MORGAN STANLEY
                          EMERGING MARKETS FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 Frederick B. Whittemore
Warren J. Olsen              DIRECTOR
PRESIDENT AND DIRECTOR       James W. Grisham
Peter J. Chase               VICE PRESIDENT
DIRECTOR                     Harold J. Schaaff, Jr.
John W. Croghan              VICE PRESIDENT
DIRECTOR                     Joseph P. Stadler
David B. Gill                VICE PRESIDENT
DIRECTOR                     Valerie Y. Lewis
Graham E. Jones              SECRETARY
DIRECTOR                     James R. Rooney
John A. Levin                TREASURER
DIRECTOR                     Joanna M. Haigney
                             ASSISTANT TREASURER

---------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank, N.A.
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company (International)
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank, N.A. (Domestic)
770 Broadway
New York, New York 10003
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT

The First National Bank of Boston
Investor Relations Department
P.O. Box 644, Mail Stop 46-02-09
Boston, Massachusetts 02102-0644
(617) 575-2900
--------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

----------------------------------------------------------

                                 MORGAN STANLEY
                                EMERGING MARKETS
                                   FUND, INC.
                                ---------------

                                 ANNUAL REPORT
                               DECEMBER 31, 1995
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the year ended December 31, 1995, the total return of the Fund, based on net asset value per share, was -16.30% compared with -12.34% for the IFC Global Total Return Composite Index (the "Index"). For the period from inception in November 1991 through December 31, 1995, the Fund's total return based on net asset value per share is 84.38% compared with 51.30% for the Index for the same period. For the fourth quarter of 1995, the Fund's total return was -7.84% compared with -3.03% for the Index.

    In 1995, the IFC Index decline was especially frustrating considering the spectacular year for U.S. equities and emerging markets debt. Yet, the Emerging Markets have had only two other down years since they began to be measured as a separate asset class in 1985--in 1990 and 1994 the IFC Global Emerging Market Index fell 29.9% and 0.5%, respectively.

    Only 8 emerging markets included in the Index showed positive returns in dollar terms in 1995: Peru (11%), Israel (22%), South Africa (18%), Greece (10%), Argentina (13%), Indonesia (12%), Jordan (12%) and Malaysia (4%).

    The Fund underperformed relative to the Index due in part to an overweight position in Latin America during the first quarter and to a large underweight position in South Africa, a new country in the Index. In April, South Africa was added to the IFC Global Index at a large 15% weighting, turning our 3% overweight position to an underweight. Also dampening relative performance was the Fund's 0% exposure to Malaysia--14% of the Index--which had an above average return in 1995. Other negatives were Brazil, India and Turkey--all overweight positions which produced disappointing performance. In dollar terms Brazil was off 20%, India off 34%, and Turkey fell 11%. On a positive note, however, the Hong Kong exposure added significantly to performance with a rise of 18%. Russia, Israel and Greece were also positive contributors.

    Negative sentiment was fueled by worries about the Mexican peso devaluation, interest rates, politics and an anticipated major slowdown of international capital inflows. While the devaluation took center stage in Latin America, the Asian markets were influenced by U.S. interest rates. Although interest rates fell marginally in 1995, many anticipated that the U.S. Federal Reserve would increase rates, as the economy was at or near the bottom of the economic cycle. This tended to keep money at home in the U.S. In addition, there was some speculation that the reversal of the strong yen/ weak dollar would disadvantage countries such as Korea whose exports have taken market share from the Japanese. However, Korean labor costs are still only 1/4th of Japan's and we believe that this will not have a marked impact on Korean profitability. Also, in Thailand and Malaysia monetary conditions had to be tightened to cool these fast growing economies with problematic trade deficits. Looking through into 1996 however, some policy reversal may be possible in both countries assuming U.S. interest rate rises are as moderate as we anticipate.

    Politics across the emerging markets gave rise to investor concern. In Korea, avarice charges were leveled against former president Roh Tae Woo. Meanwhile, China applied pressure to Taiwan by testing missiles offshore in response to the U.S. visit of President Lee and Taiwan's continued move toward independence. Turkey's coalition government of Tansu Ciller collapsed and the country remains in political no-man's land after the failure of any party to win an absolute majority in the December elections. This is not as bad as it seems--the equity market has since recovered, recognizing the value in stocks and the improved economic stability from 2 years ago. The Russian election in December produced no surprises but underlined the need for Boris Yeltsin (assuming he stands again in the Presidential elections in June) to canvas the communist vote by de-emphasizing reform in the next few months. On the bright side, Russia has undergone an economic transformation towards positive economic growth in 1996 coupled with continued progress on inflation, a positive current account balance and more progress on the budget deficit.

    India experienced economic growth in fiscal year 1996 of 6.0%, yet the stock market suffered from a combination of local selling and international avoidance. Policies influenced overseas investors away from the market in anticipation of a change in government in the April 1996 elections. The slow pace of reform of India's laborious settlement system and the cancellation (recently reinstated) of the Enron power contract exacerbated the situation. In the meantime, the 30% plus earnings growth makes India one of the cheapest emerging markets in the world. We remain overweight.

    Politics in Brazil have been the most settled for many years. Despite the major success of the Real Plan in bringing inflation down from above 2,000% per annum to around 22% by the end of 1995 and less than 20% predicted for 1996, the stock market suffered from the spill over from the Mexican crisis and a degree of impatience at the pace of the restructuring of local and state government spending. However, with a strong currency, tight monetary policy, and low fiscal and current account deficits, Brazil is setting itself up as a potential economic success story for the remainder of the decade.

    Despite doom and gloom forecasts, direct capital investment has continued in the emerging markets. Direct investment by multinationals is the positive, long term investment in infrastructure, factories etc. which will generate future economic growth. Not surprisingly, in view of the strong U.S. market and the aftermath of the Mexico crisis, portfolio flows were much lower in 1995. Portfolio flows to the emerging markets showed signs of recovery in late 1995 and continue in 1996 to date. Compelling valuations will attract capital and the outlook is excellent. The emerging markets endured a tough 1995, both economically and politically. Yet, virtually all emerging nations moved forward with needed reforms, seeking to promote economic growth and efficiency. The basic market-oriented economic model (with variations) not only endures in the emerging markets, it continues to be reinforced as today's economic success story becomes a model for others. It is important not to forget that despite politics and economic uncertainties, at the end of the day we are investing in companies with strong earnings prospects. The markets should eventually catch up to economic reality. It is undoubtedly a roller coaster ride but the returns will repay persistent investors who have a long enough term horizon to stay the course.

Sincerely,

           [SIGNATURE]
Madhav Dhar
PORTFOLIO MANAGER

      [SIGNATURE]
Marianne L. Hay
PORTFOLIO MANAGER

February 2, 1996

Morgan Stanley Emerging Markets Fund, Inc.
Investment Summary as of December 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                     TOTAL RETURN (%)
                   -------------------------------------------------------------------------------------

                        MARKET VALUE (1)                 NET ASSET VALUE (2)            INDEX (1)(3)**
                   ---------------------------       ---------------------------       -----------------
                                     AVERAGE                           AVERAGE                   AVERAGE
                   CUMULATIVE         ANNUAL         CUMULATIVE         ANNUAL         CUMULATIVE ANNUAL
                   ---------------------------       ---------------------------       -----------------
ONE YEAR           -16.61%+++       -16.61%+++       -16.30%+++       -16.30%+++       -12.34%   -12.34%
SINCE INCEPTION*    94.54+++         17.32+++         84.38+++         15.81+++         51.30     10.45

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

 YEARS ENDED DECEMBER 31:
                               1991*      1992         1993         1994          1995
Net Asset Value Per Share      $ 14.71    $ 16.74        $ 28.20    $ 20.30         $ 14.69
Market Value Per Share          $14.25     $18.13         $31.63     $21.50          $15.50
Premium/(Discount)               -3.1%       8.3%          12.2%       5.9%            5.5%
Income Dividends                 $0.04      $0.01              -          -               -
Capital Gains Distributions          -      $0.01          $1.49      $6.50           $1.29
Fund Total Return (2)            4.61%     13.94%      95.22%+++    (5.33%)     (16.30%)+++
Index Total Return (1)(3)**      3.25%      0.33%         67.52%    (0.51%)        (12.34%)

 (1) Assumes dividends and distributions, if any, were reinvested.

 (2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This return does not include the effect of dilution in connection with the Rights Offering. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

 (3) IFC Global Total Return Composite Index.

  * The Fund commenced operations on November 1, 1991.
 ** Unaudited.
+++Adjusted for Rights Offering.

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of December 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            93.1%
Debt Securities               3.2%
Short-Term Investments        3.7%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banking                                    15.6%
Telecommunications                         11.3%
Multi-Industry                             10.4%
Beverages & Tobacco                         9.3%
Real Estate                                 6.4%
Utilities Electrical & Gas                  5.2%
Chemicals                                   3.9%
Energy Sources                              3.8%
Electronic Components & Instruments         3.7%
Building Materials & Components             3.4%
Other                                      27.0%

--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Brazil                 15.9%
Hong Kong              11.2%
India                  10.5%
Mexico                  8.3%
Russia                  6.8%
Philippines             5.4%
Turkey                  5.4%
Indonesia               5.2%
Thailand                4.8%
Taiwan                  4.6%
Israel                  3.7%
Greece                  3.3%
China                   2.4%
Pakistan                2.4%
Korea                   2.2%
South Africa            2.2%
Poland                  1.5%
Colombia                1.4%
Argentina               1.1%
Zimbabwe                0.8%
Morocco                 0.5%
United Kingdom          0.3%
Peru                    0.2%
Portugal                0.2%
Other                  -0.3%

--------------------------------------------------------------------------------

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of December 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS*

                                               PERCENT OF
                                               NET ASSETS
                                             ---------------
       1.  Telebras (Preferred)                      3.5%
       2.  Bharat Heavy Electricals                  2.3
       3.  Eletrobras 'B' (Preferred)                2.2
       4.  New World Development Co. Ltd.            2.0
       5.  Brahma (Preferred)                        2.0

                                               PERCENT OF
                                               NET ASSETS
                                             ---------------

       6.  State Bank of India                       1.9%
       7.  Banco Bradesco (Preferred)                1.7
       8.  Bank for Foreign Economic
           Affairs Unrestructured Loans              1.6
       9.  Finance One Co. Ltd. (Foreign)            1.6
      10.  Samsung Electronics Co.
           (Foreign)                                 1.5
                                                     ---
                                                    20.3%
                                                     ---
                                                     ---

--------------------------------------------------------------------------------

* Excludes short-term securities.

FINANCIAL STATEMENTS
---------

FINANCIAL HIGHLIGHTS

                                  PERIOD FROM
                                  NOVEMBER 1,
                                    1991* TO                                YEAR ENDED DECEMBER 31,
SELECTED PER SHARE DATA AND       DECEMBER 31,     -------------------------------------------------------------------------
RATIOS:                               1991              1992               1993               1994               1995
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     U.S.$14.10          U.S.$14.71      U.S.$16.74           U.S.$28.20        U.S.$20.30
----------------------------------------------------------------------------------------------------------------------------
Offering Costs................          (0.07)                 --           (0.03)               (0.02)            (0.03)
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income
 (Loss).......................           0.05                0.02              --                (0.12)             0.06
Net Realized and Unrealized
 Gain (Loss) on Investments...           0.67                2.03           13.96                (1.30)            (3.14)
----------------------------------------------------------------------------------------------------------------------------
      Total from Investment
       Operations.............           0.72                2.05           13.96                (1.42)            (3.08)
----------------------------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income.....          (0.04)              (0.01)             --                   --                --
    Net Realized Gain.........             --               (0.01)          (1.04)               (6.50)            (1.29)
    In Excess of Net Realized
     Gain.....................             --                  --           (0.45)                  --                --
----------------------------------------------------------------------------------------------------------------------------
      Total Distributions.....          (0.04)              (0.02)          (1.49)               (6.50)            (1.29)
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net
 Asset Value from Capital
 Share Transactions...........             --                  --           (0.98)+               0.04++           (1.21)+++
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.......................     U.S.$14.71          U.S.$16.74      U.S.$28.20           U.S.$20.30        U.S.$14.69
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PER SHARE MARKET VALUE, END OF
 PERIOD.......................     U.S.$14.25          U.S.$18.13      U.S.$31.63           U.S.$21.50        U.S.$15.50
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:
    Market Value..............          (4.84)%             27.38%         100.96%++++          (10.61)%          (16.61)%++++
    Net Asset Value (1).......           4.61%              13.94%          95.22%++++           (5.33)%          (16.30)%++++
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RATIOS, SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (THOUSANDS)..................   U.S.$155,321        U.S.$176,904    U.S.$411,975         U.S.$321,729      U.S.$332,879
----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average
 Net Assets...................           2.25%**             2.02%           1.85%                1.75%             1.86%
Ratio of Net Investment Income
 (Loss) to Average Net
 Assets.......................           2.32%**             0.14%          (0.03)%              (0.48)%            0.30%
Portfolio Turnover Rate.......              2%                 60%             68%                  52%               61%
----------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.

 ** Annualized.

  + Consists of $.03 per share increase from reinvestment of distributions and $1.01 decrease per share due to Common Stock issued through Rights Offering during the year.

 ++ Consists of $.02 per share increase from reinvestment of distributions and $.02 increase per share due to Common Stock Offering during the year.

 +++ Decrease per share due to Common Stock issued through Rights Offering during the year.

++++ Adjusted for Rights Offering.

 (1) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This return does not include the effect of dilution in
     connection   with  the  Rights  Offering.  These  percentages  are  not  an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

    Note: Current period permanent book-tax differences, if any, are not included in the calculation of net investment income (loss) per share.

    The accompanying notes are an integral part of the financial statements.

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
CLASSIFICATION -- DECEMBER 31, 1995 (UNAUDITED)

                                                                   PERCENT
                                                           VALUE    OF NET
INDUSTRY                                                   (000)    ASSETS
--------------------------------------------------------------------------
------------
Aerospace & Military Technology                     U.S.$  1,461        0.4%
Appliances & Household Durables                            5,661        1.7
Automobiles                                                3,456        1.0
Banking                                                   52,043       15.6
Beverages & Tobacco                                       30,909        9.3
Brady Bonds                                                   18        0.0
Broadcasting & Publishing                                  2,485        0.8
Building Materials & Components                           11,423        3.4
Business & Public Services                                 1,128        0.3
Chemicals                                                 12,936        3.9
Construction & Housing                                     4,762        1.4
Consumer Goods                                               380        0.1
Electrical & Electronics                                   5,173        1.6
Electronic Components & Instruments                       12,414        3.7
Energy Equipment & Services                                9,529        2.9
Energy Sources                                            12,604        3.8
Financial Services                                         8,979        2.7
Food & Household Products                                  9,673        2.9
Forest Products & Paper                                      649        0.2
Health & Personal Care                                     5,717        1.7
Industrial Components                                      1,392        0.4
Insurance                                                    469        0.1
Leisure & Tourism                                            364        0.1
Loan Agreements                                            6,026        1.8
Machinery & Engineering                                    1,823        0.6
Merchandising                                              1,777        0.5
Metals -- Non-Ferrous                                      3,178        1.0
Metals -- Steel                                            3,493        1.1
Miscellaneous Materials & Commodities                      2,094        0.6
Multi-Industry                                            34,519       10.4
Pharmaceuticals                                            1,491        0.5
Real Estate                                               21,245        6.4
Recreation, Other Consumer Goods                              53        0.0
Telecommunications                                        37,514       11.3
Textiles & Apparel                                         2,019        0.6
Transportation -- Shipping                                 2,412        0.7
Utilities -- Electrical & Gas                             17,301        5.2
Other                                                     12,443        3.7
                                                    ------------  --------
                                                    U.S.$341,013      102.4%
                                                    ------------  --------
                                                    ------------  --------
--------------------------------------------------------------------------
------------

SUMMARY OF TOTAL INVESTMENTS BY COUNTRY -- DECEMBER 31, 1995 (UNAUDITED)

                                                                   PERCENT
                                                           VALUE    OF NET
COUNTRY                                                    (000)    ASSETS
--------------------------------------------------------------------------
------------
Argentina                                           U.S.$  3,526        1.1%
Brazil                                                    53,081       15.9
China                                                      7,947        2.4
Colombia                                                   4,722        1.4
Greece                                                    10,992        3.3
Hong Kong                                                 37,388       11.2
India                                                     34,994       10.5
Indonesia                                                 17,391        5.2
Israel                                                    12,449        3.7
Korea                                                      7,301        2.2
Mexico                                                    27,671        8.3
Morocco                                                    1,681        0.5
Pakistan                                                   8,104        2.4
Peru                                                         520        0.2
Philippines                                               17,984        5.4
Poland                                                     4,895        1.5
Portugal                                                     624        0.2
Russia                                                    22,557        6.8
South Africa                                               7,239        2.2
Taiwan                                                    15,281        4.6
Thailand                                                  16,071        4.8
Turkey                                                    18,123        5.4
United Kingdom                                               864        0.3
United States (short term investment)                      6,998        2.1
Zimbabwe                                                   2,610        0.8
                                                    ------------  --------
                                                    U.S.$341,013      102.4%
                                                    ------------  --------
                                                    ------------  --------
--------------------------------------------------------------------------
------------

    The accompanying notes are an integral part of the financial statements.

                                                       YEAR ENDED
                                                    DECEMBER 31, 1995
STATEMENT OF OPERATIONS                                   (000)
---------------------------------------------------------------------
INVESTMENT INCOME
    Dividends.....................................     U.S.$   6,362
    Interest......................................             1,816
    Less Foreign Taxes Withheld...................            (1,052)
---------------------------------------------------------------------
      Total Income................................             7,126
---------------------------------------------------------------------
EXPENSES
    Investment Advisory Fees......................             4,103
    Custodian Fee.................................               861
    Administrative Fees...........................               411
    Shareholder Reporting Expenses................               183
    Professional Fees.............................               167
    Directors' Fees and Expenses..................               117
    Transfer Agent Fees...........................                23
    Other Expenses................................               262
---------------------------------------------------------------------
      Total Expenses..............................             6,127
---------------------------------------------------------------------
        Net Investment Income.....................               999
---------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
    Investment Securities Sold (net of Indian tax
     of U.S.$2,117 on net realized gains).........            15,567
    Foreign Currency Transactions.................              (964)
---------------------------------------------------------------------
      Net Realized Gain...........................            14,603
---------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investments...................................           (72,394)
    Foreign Currency Translations.................              (167)
---------------------------------------------------------------------
      Change in Unrealized Appreciation
      (Depreciation)..............................           (72,561)
---------------------------------------------------------------------
Total Net Realized Gain and Change in Unrealized
 Appreciation (Depreciation)......................           (57,958)
---------------------------------------------------------------------
    NET DECREASE IN NET ASSETS RESULTING FROM
     OPERATIONS...................................      U.S.$(56,959)
---------------------------------------------------------------------
---------------------------------------------------------------------

                                                      YEAR ENDED       YEAR ENDED
                                                     DECEMBER 31,     DECEMBER 31,
                                                         1994             1995
STATEMENT OF CHANGES IN NET ASSETS                      (000)            (000)
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)..................   U.S.$ (1,949)     U.S.$   999
    Net Realized Gain.............................         80,470           14,603
    Change in Unrealized Appreciation
     (Depreciation)...............................       (102,096)         (72,561)
-----------------------------------------------------------------------------------
    Net Decrease in Net Assets Resulting from
     Operations...................................        (23,575)         (56,959)
-----------------------------------------------------------------------------------
Distributions:
    Net Realized Gain.............................        (99,751)         (29,054)
-----------------------------------------------------------------------------------
Capital Share Transactions:
    Common Stock Offering (900,000 shares)........         23,940               --
    Common Stock Issued Through Rights Offering
     (5,800,000 shares)...........................             --           78,850
    Offering Costs................................           (258)            (525)
    Reinvestment of Distributions (338,181 and
     1,013,362 shares, respectively)..............          9,398           18,838
-----------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from
     Capital Share Transactions...................         33,080           97,163
-----------------------------------------------------------------------------------
    Total Increase (Decrease).....................        (90,246)          11,150
Net Assets:
    Beginning of Year.............................        411,975          321,729
-----------------------------------------------------------------------------------
    End of Year (Including accumulated net
     investment loss of U.S.$919 and U.S.$1,623
     respectively)................................   U.S.$321,729     U.S.$332,879
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
---------

DECEMBER 31, 1995

                                                   VALUE
                                     SHARES        (000)
--------------------------------------------------------
------------
COMMON STOCKS (95.4%)
(Unless otherwise noted)
--------------------------------------------------------
-------------
ARGENTINA (1.1%)
AUTOMOBILES
  +CIADEA                                 1           --
                                             -----------
BEVERAGES & TOBACCO
  Quilmes Industrial                170,700  U.S.$ 2,663
                                             -----------
ENERGY SOURCES
  Capex 'A'                           3,500           25
  #Capex ADR                         57,000          834
                                             -----------
                                                     859
                                             -----------
                                                   3,522
                                             -----------
--------------------------------------------------------
-------------
BRAZIL (15.8%)
BANKING
  \\Banco Bradesco
   (Preferred)                  659,801,245        5,770
  ***+Banco Bradesco
   (Preferred Rights)            16,172,660           27
  \\+Banco do Brasil
   (Preferred)                  211,481,000        2,394
  \\Banco Itau (Preferred)       12,489,500        3,483
  \\**Banco Nacional
   (Preferred)                   61,598,720          127
                                             -----------
                                                  11,801
                                             -----------
BEVERAGES & TOBACCO
  \\Brahma (Preferred)           16,252,209        6,689
                                             -----------
CHEMICALS
  #Rhodia-Ster ADS                   86,575          779
                                             -----------
ENERGY SOURCES
  \\Petrobras (Preferred)        16,929,999        1,446
                                             -----------
MERCHANDISING
  #Cia Brasileira ADR                55,540          555
  \\Lojas Americanas
   (Preferred)                       65,534            9
                                             -----------
                                                     564
                                             -----------
METALS -- NON-FERROUS
  \\CVRD (Preferred)              6,867,000        1,130
                                             -----------
METALS -- STEEL
  \\Acesita (Preferred)          99,500,000          471
                                             -----------
TELECOMMUNICATIONS
  Telebras                       33,820,000        1,309
  \\Telebras (Preferred)        242,262,183       11,666
  Telebras ADR                       15,535          736
  \\Telesp (Preferred)           14,980,535        2,204
                                             -----------
                                                  15,915
                                             -----------
UTILITIES -- ELECTRICAL & GAS
  \\Cemig (Preferred)            48,763,860        1,079
  #Cemig GDR                          7,525          166
  #+CESP                         32,325,540          732
  CPFL                              524,000           26
  \\CPFL (Preferred)             22,100,000          591
  Eletrobras                     11,278,078        3,052
  \\Eletrobras 'B'
   (Preferred)                   27,346,138        7,400
  Light                           2,438,000          780
                                             -----------
                                                  13,826
                                             -----------
                                                  52,621
                                             -----------
--------------------------------------------------------
-------------

                                                   VALUE
                                     SHARES        (000)

--------------------------------------------------------
------------
CHINA (2.4%)
APPLIANCES & HOUSEHOLD DURABLES
  +Shanghai Refrigerator
   Compressor 'B'                 1,999,300  U.S.$   712
                                             -----------
AUTOMOBILES
  Shanghai Diesel Engine Co.
   Ltd. 'B'                         998,000          369
  +Shenzen North Jianshe
   Motorcycle 'B'                 1,547,000          640
                                             -----------
                                                   1,009
                                             -----------
BUILDING MATERIALS & COMPONENTS
  Shanghai Yaohua Pilkington
   'B'                              186,000          164
                                             -----------
BUSINESS & PUBLIC SERVICES
  Jinqiao Export Processing
   Zone Development Co. 'B'       2,301,000          860
  Shanghai Outer Gaoqiao
   Zone Development Co. 'B'         731,250          268
                                             -----------
                                                   1,128
                                             -----------
CHEMICALS
  +Jilin Chemical Industrial
   Co. ADR                           29,000          624
  Shenzhen Yizheng Chemical       4,342,000          977
                                             -----------
                                                   1,601
                                             -----------
ENERGY SOURCES
  +Shandong Huaneng Power
   Co. Ltd. ADR                      71,000          479
                                             -----------
HEALTH & PERSONAL CARE
  Shenzhen Lizhu
   Pharmaceutical Group Inc.
   'B'                              535,000          176
                                             -----------
INDUSTRIAL COMPONENTS
  Shanghai Tyre & Rubber Co.
   'B'                              654,000          135
                                             -----------
LEISURE & TOURISM
  Shanghai JinJang Tower Co.
   'B'                              564,850          159
                                             -----------
MACHINERY & ENGINEERING
  Beiren Printing Machine
   'H'                              900,000          163
  Harbin Power Equipment Co.
   Ltd. "H'                       1,458,000          215
  +Shanghai Erfangji Co.
   Ltd. 'B'                         590,480           84
                                             -----------
                                                     462
                                             -----------
METALS -- STEEL
  Maanshan Iron & Steel Co.
   Ltd. 'H'                       4,000,000          559
                                             -----------
REAL ESTATE
  Chiwan Wharf Holdings 'B'       1,499,700          564
                                             -----------
RECREATION, OTHER CONSUMER GOODS
  Shanghai Phoenix Bicycle
   Ltd. 'B'                         320,000           53
                                             -----------
TRANSPORTATION -- SHIPPING
  China Merchants Shekou
   Port Service 'B'               2,060,520          746
                                             -----------
                                                   7,947
                                             -----------
--------------------------------------------------------
-------------

    The accompanying notes are an integral part of the financial statements.

                                                   VALUE
                                     SHARES        (000)
--------------------------------------------------------
------------
COLOMBIA (0.8%)
BANKING
  Banco de Bogota                     6,542  U.S.$    32
  Banco de Colombia               6,880,000        2,493
                                             -----------
                                                   2,525
                                             -----------
--------------------------------------------------------
-------------
GREECE (3.3%)
BANKING
  Alpha Credit Bank                  28,000        1,619
  Ergo Bank S.A.                     61,330        2,444
                                             -----------
                                                   4,063
                                             -----------
BEVERAGES & TOBACCO
  Delta Dairy S.A.                  157,950        2,966
  Hellenic Bottling Co. S.A.         54,000        1,766
                                             -----------
                                                   4,732
                                             -----------
CONSTRUCTION & HOUSING
  Aegek GDR                         228,800        1,969
  Aegek (Preferred)                  41,600          228
                                             -----------
                                                   2,197
                                             -----------
                                                  10,992
                                             -----------
--------------------------------------------------------
-------------
HONG KONG (11.2%)
BANKING
  Hang Seng Bank Ltd.               298,000        2,669
                                             -----------
CONSTRUCTION & HOUSING
  Wai Kee Holdings Ltd.           1,988,000          249
  +Wai Kee Holdings Ltd.
   (Warrants), expiring
   12/31/96                         397,600            3
                                             -----------
                                                     252
                                             -----------
ELECTRICAL & ELECTRONICS
  Great Wall Electronics
   International ADR                 58,630          216
                                             -----------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Varitronix International
   Ltd.                           1,100,000        2,041
                                             -----------
ENERGY SOURCES
  Zhenhai Refining &
   Chemical Co. Ltd. 'H'          1,117,000          210
                                             -----------
FOOD & HOUSEHOLD PRODUCTS
  Charoen Pokphand Co. Ltd.       4,518,000        1,811
                                             -----------
MULTI-INDUSTRY
  Citic Pacific Ltd.              1,106,000        3,783
  Guangdong Investments Ltd.      4,328,000        2,603
  Hutchison Whampoa Ltd.            774,000        4,715
  Swire Pacific Ltd. 'A'            233,000        1,808
                                             -----------
                                                  12,909
                                             -----------
REAL ESTATE
  Cheung Kong (Holdings)
   Ltd.                             603,000        3,673
  Hopewell Holdings               3,966,000        2,283
  New World Development Co.
   Ltd.                           1,541,000        6,716
  Sun Hung Kai Properties
   Ltd.                             206,100        1,686
                                             -----------
                                                  14,358
                                             -----------
TELECOMMUNICATIONS
  Hong Kong Telecom Ltd.          1,014,800        1,811
                                             -----------
TRANSPORTATION -- SHIPPING
  Florens Group Ltd.              1,700,000        1,110
                                             -----------
                                                  37,387
                                             -----------
--------------------------------------------------------
-------------
                                                   VALUE
                                     SHARES        (000)

--------------------------------------------------------
------------
INDIA (8.5%)
AUTOMOBILES
  Hero Honda                        107,712  U.S.$   701
  Tata Engineering &
   Locomotive                        32,040          346
                                             -----------
                                                   1,047
                                             -----------
BANKING
  +Bank of Rajasthan (New)          283,700        2,008
  State Bank of India             1,136,200        6,407
                                             -----------
                                                   8,415
                                             -----------
BEVERAGES & TOBACCO
  +ITC Ltd.                          79,000          562
                                             -----------
BUILDING MATERIALS & COMPONENTS
  Associated Cement Co. Ltd.          4,080          333
  Gujarat Ambuja Cements
   Ltd.                              96,000          741
                                             -----------
                                                   1,074
                                             -----------
CHEMICALS
  +Indian Petro Chemical
   Corp.                            141,700          498
  Reliance Industries Ltd.
   GDS                                3,300           19
                                             -----------
                                                     517
                                             -----------
CONSUMER GOODS
  Essel Packaging Ltd.               71,950          380
                                             -----------
ELECTRICAL & ELECTRONICS
  Asian Electronics Ltd.             50,000          683
  Crompton Greaves                   25,000          142
                                             -----------
                                                     825
                                             -----------
ENERGY EQUIPMENT & SERVICES
  Bharat Heavy Electricals        3,125,000        7,820
                                             -----------
FINANCIAL SERVICES
  Housing Development
   Finance Corp.                     45,880        3,529
                                             -----------
HEALTH & PERSONAL CARE
  Ranbaxy Labs Ltd.                   1,372           25
                                             -----------
MACHINERY & ENGINEERING
  +Bharat Forge Co. Ltd.                 33           --
  +Bharat Forge Co. Ltd.
   (Warrants)                        14,285           56
  +Modern Malleables (New)              200           --
                                             -----------
                                                      56
                                             -----------
MISCELLANEOUS MATERIALS & COMMODITIES
  Shrenujur Co. Diamond              17,500           23
                                             -----------
MULTI-INDUSTRY
  @+Morgan Stanley-Growth
   Fund                           5,096,800          870
  Raymond Ltd.                       12,500           95
                                             -----------
                                                     965
                                             -----------
PHARMACEUTICALS
  Nicholas Piramal India
   Ltd.                             225,000        1,491
                                             -----------
TELECOMMUNICATIONS
  +Videsh Sanchar Nigam Ltd.         47,600        1,124
                                             -----------
TEXTILES & APPAREL
  Mahavir Spinning Mills
   Ltd.                               5,500           18
                                             -----------
--------------------------------------------------------
-------------

    The accompanying notes are an integral part of the financial statements.

                                                   VALUE
                                     SHARES        (000)
--------------------------------------------------------
------------
INDIA (CONTINUED)
TRANSPORTATION -- SHIPPING
  Great Eastern Shipping Ltd. 'A'   405,000  U.S.$   556
                                             -----------
UTILITIES -- ELECTRICAL & GAS
  +Tata Power Co. Ltd.                1,250            4
                                             -----------
                                                  28,431
                                             -----------
--------------------------------------------------------
-------------
INDONESIA (5.2%)
BANKING
  **Bank Bali (Foreign)             583,350        1,148
  +Bank Bali (Warrants),
   expiring 8/29/00                  24,200           11
  **Bank International
   Indonesia (Foreign)               69,500          230
                                             -----------
                                                   1,389
                                             -----------
BEVERAGES & TOBACCO
  **HM Sampoerna (Foreign)          154,500        1,608
                                             -----------
BUILDING MATERIALS & COMPONENTS
  **Indocement Tunggal
   Prakarsa (Foreign)               243,000          815
  **Keramika Indonesia
   (Foreign)                        261,500          126
  **Semen Gresik (Foreign)          380,000        1,064
                                             -----------
                                                   2,005
                                             -----------
CHEMICALS
  **Polysindo Eka Perkasa
   (Foreign)                      4,126,500        2,346
  **Sorini Corp. (Foreign)           80,000          388
                                             -----------
                                                   2,734
                                             -----------
ELECTRICAL & ELECTRONICS
  **Jembo Cable Co.
   (Foreign)                         41,600           27
  **Voksel Electronics
   (Foreign)                        329,000          280
                                             -----------
                                                     307
                                             -----------
FOREST PRODUCTS & PAPER
  **Barito Pacific Timber
   (Foreign)                        886,000          649
                                             -----------
HEALTH & PERSONAL CARE
  **Kalbe Farma (Foreign)           592,520        2,009
                                             -----------
INDUSTRIAL COMPONENTS
  **Lippo Industries
   (Foreign)                         20,000           44
                                             -----------
LEISURE & TOURISM
  **Sona Topas Tourism
   (Foreign)                        720,000          205
                                             -----------
MACHINERY & ENGINEERING
  **United Tractors
   (Foreign)                        684,000        1,286
                                             -----------
MERCHANDISING
  **Tempo Scan Pacific
   (Foreign)                        200,000          542
                                             -----------
MISCELLANEOUS MATERIALS & COMMODITIES
  **Charoen Pokphand
   Indonesia (Foreign)              757,194        1,540
                                             -----------
REAL ESTATE
  **Duta Pertiwi Property
   (Foreign)                         25,000           26
                                             -----------
TELECOMMUNICATIONS
  **Indosat (Foreign)               620,000        2,251
  **+Telekomunikasi
   (Foreign)                        607,000          796
                                             -----------
                                                   3,047
                                             -----------
                                                  17,391
                                             -----------
--------------------------------------------------------
-------------
                                                   VALUE
                                     SHARES        (000)

--------------------------------------------------------
------------
ISRAEL (3.7%)
AEROSPACE & MILITARY TECHNOLOGY
  Elbit Ltd.                         27,400  U.S.$ 1,461
                                             -----------
BANKING
  First International Bank
   of Israel                         10,321        1,245
                                             -----------
ELECTRICAL & ELECTRONICS
  Scitex Ltd.                        55,467          756
                                             -----------
FOOD & HOUSEHOLD PRODUCTS
  Osem Investment Ltd.              154,176          922
  Super Sol Ltd.                     60,013        1,262
                                             -----------
                                                   2,184
                                             -----------
HEALTH & PERSONAL CARE
  Teva Pharmaceutical
   Industries Ltd. ADR               51,000        2,365
                                             -----------
MULTI-INDUSTRY
  Koor Industries Ltd.               19,850        1,970
  +Pec Israel Economic Corp.         83,384        2,012
                                             -----------
                                                   3,982
                                             -----------
REAL ESTATE
  Israel Land Development           157,600          456
                                             -----------
                                                  12,449
                                             -----------
--------------------------------------------------------
-------------
KOREA (2.2%)
APPLIANCES & HOUSEHOLD PRODUCTS
  +Samsung Electronics Co.
   (Foreign)                         26,900        4,889
  +Samsung Electronics Co.
   (2nd Issue)(Foreign)                 328           60
                                             -----------
                                                   4,949
                                             -----------
BANKING
  **Shinhan Bank Co. Ltd.
   (Foreign)                         10,640          233
  **Shinhan Bank Co. Ltd.
   RFD (Foreign)                     29,659          651
                                             -----------
                                                     884
                                             -----------
ENERGY EQUIPMENT & SERVICES
  Yukong Ltd. (Foreign)              27,600          954
                                             -----------
METALS -- STEEL
  **Pohang Iron & Steel
   (Foreign)                          7,870          514
                                             -----------
                                                   7,301
                                             -----------
--------------------------------------------------------
-------------
MEXICO (8.3%)
BANKING
  G. Banacci 'B'                  1,505,190        2,527
  G. Banacci 'L'                    736,191        1,096
  +G. Bancomer 'B'                1,231,340          344
  G. Bancomer 'L'                    79,393           21
  #+G. Bancomer ADR                 639,253        3,716
                                             -----------
                                                   7,704
                                             -----------
BEVERAGES & TOBACCO
  Coca-Cola Femsa S.A. ADR           34,670          640
  FEMSA 'B'                       1,720,725        3,878
  Panamerican Beverages,
   Inc. 'A'                          57,422        1,838
                                             -----------
                                                   6,356
                                             -----------
BROADCASTING & PUBLISHING
  G. Televisa ADR                    68,720        1,546
                                             -----------
--------------------------------------------------------
-------------

    The accompanying notes are an integral part of the financial statements.

                                                   VALUE
                                     SHARES        (000)
--------------------------------------------------------
------------
MEXICO (CONTINUED)
BUILDING MATERIALS & COMPONENTS
  Apasco                            270,288  U.S.$ 1,110
  +Cemex 'A'                        908,745        3,000
  #Cemex ADR                        223,062        1,470
                                             -----------
                                                   5,580
                                             -----------
CONSTRUCTION & HOUSING
  Empresas ICA Sociedad
   Controladora S.A. ADS             99,514        1,020
                                             -----------
MERCHANDISING
  +Cifra S.A. de C.V. 'C'           661,750          671
                                             -----------
METALS -- STEEL
  #+G. Hylsamex ADR                  28,985          623
                                             -----------
MULTI-INDUSTRY
  Alfa S.A.                          58,560          753
  +G. Carso ADR                      57,825          617
  +G. Sidek 'A'                       1,000            1
                                             -----------
                                                   1,371
                                             -----------
TELECOMMUNICATIONS
  Telmex 'L' ADR                     87,030        2,774
                                             -----------
                                                  27,645
                                             -----------
--------------------------------------------------------
-------------
MOROCCO (0.5%)
BANKING
  Wafabank                           20,000          862
                                             -----------
MULTI-INDUSTRY
  Groupe Ona                         21,400          819
                                             -----------
                                                   1,681
                                             -----------
--------------------------------------------------------
-------------
PAKISTAN (2.4%)
BEVERAGES & TOBACCO
  Industrial Fruit Products         602,000           44
                                             -----------
BUILDING MATERIALS & COMPONENTS
  Cherat Cement Ltd.                 21,056           27
  D.G. Khan Cement Ltd.             731,500          641
  ***+D.G. Khan Cement Ltd.
   (Rights)                         219,450           77
                                             -----------
                                                     745
                                             -----------
CHEMICALS
  Fauji Fertilizer Co. Ltd.       1,250,000        1,872
                                             -----------
ENERGY SOURCES
  Pakistan State Oil Co.
   Ltd.                             148,200        1,148
                                             -----------
TELECOMMUNICATIONS
  +Pakistan
   Telecommunications                22,000        1,977
  +Pakistan
   Telecommunications GDR             4,500          392
                                             -----------
                                                   2,369
                                             -----------
TEXTILES & APPAREL
  Crescent Textile Mills
   Ltd.                               2,639            2
  +Dewan Salman Fibre               300,000          723
  ***+Dewan Salman Fibre
   (Rights)                           3,750           --
  Nishat Mills Ltd.                 421,354          360
  Nishat Mills Ltd. (New)            50,572           43
                                             -----------
                                                   1,128
                                             -----------
--------------------------------------------------------
-------------
                                                   VALUE
                                     SHARES        (000)

--------------------------------------------------------
------------
UTILITIES -- ELECTRICAL & GAS
  Karachi Electric Supply
   Corp.                            504,000  U.S.$   391
  Sui Northern Gas Co.              468,000          407
                                             -----------
                                                     798
                                             -----------
                                                   8,104
                                             -----------
--------------------------------------------------------
-------------
PHILIPPINES (5.4%)
BEVERAGES & TOBACCO
  San Miguel Corp. 'B'              738,000        2,518
                                             -----------
CONSTRUCTION & HOUSING
  +DMCI Holdings, Inc.            2,257,000          809
                                             -----------
ENERGY SOURCES
  Petron Corp.                    4,953,625        2,550
                                             -----------
MULTI-INDUSTRY
  JG Summit Holdings 'B'          6,134,000        1,684
                                             -----------
REAL ESTATE
  Ayala Land, Inc. 'B'            1,553,081        1,894
  +C&P Homes, Inc.                2,926,000        2,147
  +SM Prime Holdings, Inc.        6,294,100        1,800
                                             -----------
                                                   5,841
                                             -----------
TELECOMMUNICATIONS
  Philippine Long Distance
   Telephone 'B'                     37,960        2,062
                                             -----------
UTILITIES -- ELECTRICAL & GAS
  Manila Electric Co. 'B'           308,865        2,520
                                             -----------
                                                  17,984
                                             -----------
--------------------------------------------------------
-------------
POLAND (1.5%)
BEVERAGES & TOBACCO
  Wedel                               5,090          168
  Zwyiec                              8,515          587
                                             -----------
                                                     755
                                             -----------
CHEMICALS
  *Eastbridge                        33,600        2,259
                                             -----------
CONSTRUCTION & HOUSING
  +Mostostal Exports                246,000          484
                                             -----------
FINANCIAL SERVICES
  Bank Rozwoju Eksportu               4,550           69
                                             -----------
MISCELLANEOUS MATERIALS & COMMODITIES
  Debica                              9,700          146
                                             -----------
MULTI-INDUSTRY
  Elektrim                          116,500          395
  +International UNP
   Holdings Ltd.                  2,280,000          769
  ***+International UNP
   Holdings Ltd. (Warrants)       1,140,000           --
                                             -----------
                                                   1,164
                                             -----------
                                                   4,877
                                             -----------
--------------------------------------------------------
-------------
PORTUGAL (0.2%)
BROADCASTING & PUBLISHING
  Filmes Lusomundo                   35,000          374
                                             -----------
MULTI-INDUSTRY
  @+Portuguese Investment
   Fund Ltd.                          4,000          250
                                             -----------
                                                     624
                                             -----------
--------------------------------------------------------
-------------

    The accompanying notes are an integral part of the financial statements.

                                                   VALUE
                                     SHARES        (000)
--------------------------------------------------------
------------
RUSSIA (5.0%)
BROADCASTING & PUBLISHING
  *Storyfirst Communications
   'C' (Preferred)                      270  U.S.$   180
  *Storyfirst
   Communications 'D'
   (Preferred)                          720          540
  *Storyfirst Communications
   'E' (Preferred)                      780          780
                                             -----------
                                                   1,500
                                             -----------
ENERGY EQUIPMENT & SERVICES
  Mosenergo                       2,850,000          755
                                             -----------
ENERGY SOURCES
  +Edinaya Energetics                62,500            2
  +Irkutskenergo                    169,000          837
  +LUKoil Holdings                  101,000          462
  +LUKoil Holdings
   (Convertible Warrants)             4,820        3,856
  +United Energy System          24,822,500          755
                                             -----------
                                                   5,912
                                             -----------
MULTI-INDUSTRY
  *Alliance Cellulose               156,075        3,139
                                             -----------
TELECOMMUNICATIONS
  *Global Telesystems Group         214,285        2,143
  +Rostelecom                       283,000        1,322
  *+Russian Telecom
   Development Corp.                176,000        1,760
                                             -----------
                                                   5,225
                                             -----------
                                                  16,531
                                             -----------
--------------------------------------------------------
-------------
SOUTH AFRICA (2.2%)
CHEMICALS
  SASOL Ltd.                        249,127        2,040
                                             -----------
FOOD & HOUSEHOLD PRODUCTS
  Bidvest Group Ltd.                365,200        2,454
                                             -----------
INSURANCE
  Liberty Life Strategic
   Investments Ltd.                 120,000          469
                                             -----------
MULTI-INDUSTRY
  Anglo American Industrial
   Corp.                             10,000          455
  @Morgan Stanley Africa
   Investment Fund                  141,445        1,821
                                             -----------
                                                   2,276
                                             -----------
                                                   7,239
                                             -----------
--------------------------------------------------------
-------------
TAIWAN (4.4%)
CHEMICALS
  +Shinkong Synthetic Fiber         705,599          610
                                             -----------
ELECTRICAL & ELECTRONICS
  +Mosel Vitelic, Inc.              478,470        1,420
                                             -----------
ELECTRONIC COMPONENTS & INSTRUMENTS
  +Acer, Inc.                       820,000        1,894
  +Advanced Semiconductor
   Engineering, Inc.                321,000          776
  +Taiwan Semiconductor Co.       1,495,000        4,684
  United Micro Electronics
   Corp. Ltd.                     1,202,629        3,019
                                             -----------
                                                  10,373
                                             -----------
--------------------------------------------------------
-------------
                                                   VALUE
                                     SHARES        (000)

--------------------------------------------------------
------------
INDUSTRIAL COMPONENTS
  +Walsin Lihwa Electric
   Wire & Cable Corp. GDR           121,000  U.S.$ 1,213
                                             -----------
METALS -- STEEL
  China Steel Corp.               1,310,000        1,047
                                             -----------
                                                  14,663
                                             -----------
--------------------------------------------------------
-------------
THAILAND (4.8%)
BANKING
  Bangkok Bank Ltd.
   (Foreign)                        300,900        3,656
  Thai Farmers Bank Ltd.
   (Foreign)                        364,760        3,678
                                             -----------
                                                   7,334
                                             -----------
ELECTRICAL & ELECTRONIC
  Shinawatra Computer Co.
   Ltd. (Foreign)                    67,000        1,649
                                             -----------
FINANCIAL SERVICES
  Finance One Co. Ltd.
   (Foreign)                        774,600        5,381
                                             -----------
TELECOMMUNICATIONS
  Advanced Information
   Services Co. Ltd.
   (Foreign)                         92,700        1,641
                                             -----------
                                                  16,005
                                             -----------
--------------------------------------------------------
-------------
TURKEY (5.4%)
AUTOMOBILES
  Tofas Turk Otomobil
   Fabrikasi                     11,013,000        1,067
  Tofas Turk Otomobil
   Fabrikasi GDR                    665,200          333
                                             -----------
                                                   1,400
                                             -----------
BANKING
  +Demirbank TAS                  1,600,000           97
  Turkiye Garanti Bankasi AS      4,452,000          373
  Yapi Kredi Bankasi AS          16,937,000          695
                                             -----------
                                                   1,165
                                             -----------
BEVERAGES & TOBACCO
  Ege Biracilik Ve Malt
   Sanayii                       11,857,880        4,089
  Erciyas Biracilik Ve Malt
   Sanayii                        1,582,000          740
  Guney Biracilik Ve Malt
   Sanayii                        1,046,000          153
                                             -----------
                                                   4,982
                                             -----------
BROADCASTING & PUBLISHING
  Sabah Yayincilik AS            30,998,000          611
                                             -----------
BUILDING MATERIALS & COMPONENTS
  Borusan Birmesik                4,521,000          909
  Trakya Cam Sanayii AS           9,291,000          946
                                             -----------
                                                   1,855
                                             -----------
CHEMICALS
  Bagfas Bandirma Gubre
   Fabrikalari AS                   926,000          285
                                             -----------
FOOD & HOUSEHOLD PRODUCTS
  Migros Turk TAS                 1,296,000          990
  Tat Konserve Sanayii AS         3,535,000        2,234
                                             -----------
                                                   3,224
                                             -----------
HEALTH & PERSONAL CARE
  *Efes Sinai Yatirim            30,236,087        1,142
                                             -----------
--------------------------------------------------------
-------------

    The accompanying notes are an integral part of the financial statements.

                                                   VALUE
                                     SHARES        (000)
--------------------------------------------------------
------------
TURKEY (CONTINUED)
METALS -- NON-FERROUS
  Sarkuysan Elektrolitik
   Bakir                          6,090,000  U.S.$   900
  Eregli Demir Ve Celik
   Fabrikalari TAS               13,985,000        1,148
                                             -----------
                                                   2,048
                                             -----------
MISCELLANEOUS MATERIALS & COMMODITIES
  Ege Seramik Sanayi ve
   Ticaret AS                     1,615,000          385
                                             -----------
TEXTILES & APPAREL
  Aksa Akrilik Kimya Sanayii
   AS                             1,945,727          599
  +Bossa Ticaret Sanayi
   Isletme                        3,842,000          274
                                             -----------
                                                     873
                                             -----------
UTILITIES -- ELECTRICAL & GAS
  Turcas Petroculuk AS              863,750          153
                                             -----------
                                                  18,123
                                             -----------
--------------------------------------------------------
-------------
UNITED KINGDOM (0.3%)
MULTI-INDUSTRY
  Lonrho plc                        316,304          864
                                             -----------
--------------------------------------------------------
-------------
ZIMBABWE (0.8%)
MULTI-INDUSTRY
  +Trans Zambezi Industries
   Ltd.                           1,800,000        2,610
                                             -----------
--------------------------------------------------------
-------------
TOTAL COMMON STOCKS
  (Cost U.S. $324,729)                           317,516
                                             -----------

-----------------------------------------------------------------
-------------

                                       FACE
                                     AMOUNT
                                      (000)
--------------------------------------------------------
------------
DEBT INSTRUMENTS (3.3%)
--------------------------------------------------------
------------
COLOMBIA (0.6%)
BANKING
  #Banco de Colombia
   (Convertible) 5.20%,
   2/1/99                     U.S.$   2,615        1,987
                                             -----------
--------------------------------------------------------
-------------
INDIA (0.9%)
CHEMICALS
  **Supreme Petrochem
   15.00%, 4/22/02                INR   600          239
                                             -----------
MACHINERY & ENGINEERING
  **Bharat Forge Co. Ltd.
   14.50%, 4/18/02                       14           19
                                             -----------
METALS-STEEL
  **Shri Ishar Alloy Steels
   15.00%, 4/21/02                      581          279
                                             -----------
MULTI-INDUSTRY
  **DCM Shriram Industries
   16.50%, 3/2/02                       335          590
  **DCM Shriram Industries
   (Convertible) 15.00%,
   3/2/02                               330          440
  **Raymond Ltd. 16.00%,
   1/5/02                               124          351
  **Somani Pilkington
   15.00%, 1/4/02                       207        1,105
                                             -----------
                                                   2,486
                                             -----------
                                                   3,023
                                             -----------

-----------------------------------------------------------------
-------------

                                       FACE
                                     AMOUNT        VALUE
                                      (000)        (000)
--------------------------------------------------------
------------
POLAND (0.0%)
BRADY BOND
  #Polish People's Republic
   Past Due Interest Bond
   3.75%, 10/27/14            U.S.$      28  U.S.$    18
--------------------------------------------------------
-------------
RUSSIA (1.8%)
LOAN AGREEMENTS
  ++Bank for Foreign
   Economic Affairs
   Unrestructured Loans       CHF     1,935          566
  ++Bank for Foreign
   Economic Affairs
   Unrestructured Loans       U.S.$  16,000        5,460
                                             -----------
                                                   6,026
                                             -----------
--------------------------------------------------------
-------------
TOTAL DEBT INSTRUMENTS
  (Cost U.S. $11,409)                             11,054
                                             -----------
--------------------------------------------------------
-------------
SHORT TERM INVESTMENT (2.1%)
--------------------------------------------------------
------------
REPURCHASE AGREEMENT (2.1%)
  Chase Manhattan Bank,
   N.A., 5.35%, dated
   12/29/95, due 1/2/96, to
   be repurchased at
   U.S.$7,002,
   collateralized by
   U.S.$6,230 United States
   Treasury Bonds 7.25%, due
   5/15/16, valued at
   U.S.$7,141 (Cost
   U.S.$6,998)                        6,998        6,998
                                             -----------

---------------------------------------------
---------
FOREIGN CURRENCY ON DEPOSIT
     WITH CUSTODIAN (1.6%)
  Argentine Peso         ARP          4          4
  Brazilian Real         BRC        447        460
  Colombian Peso         COP    208,309        210
  Hong Kong Dollar       HKD         11          1
  Indian Rupee           INR    124,485      3,540
  Mexican Peso           MXP        199         26
  Peruvian New Sol       PSS      1,202        520
  Taiwan Dollar          TWD     16,868        618
  Thai Baht              THB      1,652         66
                                         ---------
  (Cost U.S. $5,704)                         5,445
                                         ---------

---------------------------------------------
---------
TOTAL INVESTMENTS (102.4%)
  (Cost U.S. $348,840)                  341,013
                                      ---------
-----------------------------------------------
-------------
OTHER ASSETS (3.0%)
  Receivable for
   Investments Sold      U.S.$ 8,980
  Dividends Receivable           691
  Interest Receivable            263
  Deferred Organization
   Costs                          22
  Foreign Withholding
   Tax Reclaim
   Receivable                     19
  Other Assets                    51     10,026
                         -----------  ---------
-----------------------------------------------
-------------

    The accompanying notes are an integral part of the financial statements.

                                       AMOUNT        AMOUNT
                                        (000)         (000)
---------------------------------------------------------
------------
LIABILITIES (-5.4%)
  Deferred Indian Taxes                        U.S.$   (394)
  Payable for:
    Dividends Declared          U.S.$ (11,989)
    Investments Purchased              (5,006)
    Investment Advisory Fees             (348)
    Custodian Fees                       (109)
    Professional Fees                     (83)
    Bank Overdraft                        (68)
    Shareholder Reporting
     Expenses                             (65)
    Administrative Fees                   (36)
    Directors' Fees and
     Expenses                             (16)
    Unrealized Loss on Forward
     Foreign Currency
     Contracts                             (6)
  Other Liabilities                       (40)      (17,766)
                                -------------  ------------
-----------------------------------------------------------
-------------
NET ASSETS (100%)
  Applicable to 22,659,798 issued and
   outstanding
   U.S. $0.01 par value shares (100,000,000
   shares
   authorized)                                 U.S.$332,879
                                               ------------
-----------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                      U.S.$  14.69
                                                 ----------
---------------------------------------------------------
------------
AT DECEMBER 31, 1995, NET ASSETS CONSISTED OF:
---------------------------------------------------------
  Common Stock                                 U.S.$    227
  Capital Surplus                                   338,693
  Accumulated Net Investment Loss                    (1,623)
  Accumulated Net Realized Gain                       3,873
  Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency
   Translations (net of accrual of India tax
   of $394 on unrealized appreciation)               (8,291)
-----------------------------------------------------------
TOTAL NET ASSETS                               U.S.$332,879
                                                 ----------

               ---------------------------------------------------------
                                                            ------------
      ADR     --      American Depositary Receipt.
      ADS     --      American Depositary Shares.
      GDR     --      Global Depositary Receipt.
      GDS     --      Global Depositary Shares.
      RFD     --      Ranked for Dividend.
      CHF     --      Swiss Franc.
        +     --      Non-income producing.
       ++     --      Non-income producing -- in default.
       \\     --      Non-voting stock.
        *     --      Security  valued  at  cost  --  see  note  A-1  to
                      financial statements.
       **     --      Securities (totaling  U.S.$26,877 or  8.1% of  net
                      assets  at December 31, 1995) valued at fair value
                      -- see note A-1 to financial statements.
      ***     --      Security valued at fair value as determined  based
                      on  the  market value  of the  underlying security
                      less subscription costs.
        #     --      144A Security  --  certain conditions  for  public
                      sale may exist.
        @     --      The Fund is advised by an affiliate.

Note:    Prior  governmental  approval for  foreign  investments  may be required under certain  circumstances in  some emerging  markets, and  foreign  ownership limitations  may also  be imposed  by the charters of  individual  companies  in  emerging  markets.  As  a result, an additional class of shares designated as "foreign" may be  created and offered for  investment. The "local' and "foreign shares" market values may vary.

---------------------------------------------------------
------------
DECEMBER 31, 1995 EXCHANGE RATES:
---------------------------------------------------------

ARP        Argentine Peso                  1.000    =   U.S.$1.00
BRC        Brazilian Real                  0.972    =   U.S.$1.00
GBP        British Pound                   0.644    =   U.S.$1.00
CAD        Canadian Dollar                 1.365    =   U.S.$1.00
CHF        Swiss Franc                     1.154    =   U.S.$1.00
COP        Colombian Peso                990.750    =   U.S.$1.00
GRD        Greek Drachma                 236.990    =   U.S.$1.00
HKD        Hong Kong Dollar                7.733    =   U.S.$1.00
INR        Indian Rupee                   35.165    =   U.S.$1.00
IDR        Indonesian Rupiah           2,286.500    =   U.S.$1.00
ISS        Israeli Shekel                  3.139    =   U.S.$1.00
KRW        Korean Won                    775.750    =   U.S.$1.00
MXP        Mexican Peso                    7.695    =   U.S.$1.00
MAD        Morroccan Dirham                8.469    =   U.S.$1.00
PKR        Pakistani Rupee                34.216    =   U.S.$1.00
PSS        Peruvian New Sol                2.310    =   U.S.$1.00
PHP        Philippines Peso               26.230    =   U.S.$1.00
PLZ        Polish Zloty                    2.466    =   U.S.$1.00
PTE        Portuguese Escudo             149.675    =   U.S.$1.00
ZAR        South African Rand              3.646    =   U.S.$1.00
TWD        Taiwan Dollar                  27.287    =   U.S.$1.00
THB        Thai Baht                      25.190    =   U.S.$1.00
TRL        Turkish Lira               60,900.000    =   U.S.$1.00
-----------------------------------------------------------------
-------------

FORWARD FOREIGN CURRENCY CONTRACT INFORMATION:
Under the terms of forward foreign currency contracts open at December 31, 1995, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

                                                                   NET
 CURRENCY                             IN EXCHANGE              UNREALIZED
TO DELIVER    VALUE     SETTLEMENT        FOR         VALUE       LOSS
  (000)       (000)        DATE          (000)        (000)       (000)
----------  ---------  -------------  ------------  ---------  -----------
PSS  1,200  U.S.$ 519       1/2/96     U.S.$  513   U.S.$ 513   U.S.$ (6)
U.S.$  222        222       1/2/96      HKD 1,713         222      --
            ---------                               ---------  -----------
            U.S.$ 741                               U.S.$ 735   U.S.$ (6)
            ---------                               ---------  -----------
            ---------                               ---------  -----------

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

----------

    The Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") was incorporated in Maryland on August 27, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. The following significant accounting policies, which are in conformity with generally accepted accounting principles for investment companies, are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results may differ from those estimates.

1.  SECURITY    VALUATION:        In   valuing    the    Fund's    assets,   all
    listed securities for which market quotations are readily available are valued at the last sales price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices. Securities which are traded over-the-counter are valued at the average of the mean of current bid and asked prices obtained from reputable brokers. All non-equity securities as to which market quotations are readily available are valued at their market values. Short-term securities which mature in 60 days or less are valued at amortized cost. All other securities and assets for which market values are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors (the "Board"), although the actual calculations may be done by others.

2. TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for U.S. Federal income taxes is required in the financial statements.

    The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

    Capital surplus, accumulated net investment loss and accumulated net realized gain have been adjusted for current and prior period permanent book-tax differences. Current period adjustments arose principally from differing book-tax treatments for foreign currency transactions and for gains on certain securities of corporations designated as "passive foreign investment companies".

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, the value of which equals or exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. To the extent that proceeds from the sale of the underlying securities are less than the repurchase price under the agreement, the Fund may incur a loss. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

      - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

      - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end.
    Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected in the Statement of Operations.
5. FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Distributions to shareholders are recorded on the ex-date. Income distributions and capital gain distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. These differences are principally due to the timing of the recognition of gains or losses on investments and permanent differences described in note A-2.

B. Morgan Stanley Asset Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund's average weekly net assets.

C. Effective September 1, 1995, The Chase Manhattan Bank, N.A., through its affiliate Chase Global Funds Services Company (the "Administrator"), (formerly Mutual Funds Service Company, a wholly owned subsidiary of the United States Trust Company of New York), provides administrative services to the Fund under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of .08% of the Fund's average weekly net assets, plus $65,000 per annum. In addition, the Fund is charged certain out of pocket expenses by the Administrator. Effective September 1, 1995, The Chase Manhattan Bank, N.A. acts as custodian for the Fund's assets held in the United States. Prior to September 1, 1995, Mutual Funds Service Company and United States Trust Company of New York provided administrative and custodian services, respectively, to the Fund under the same terms, conditions and fees as stated above.

D. Morgan Stanley Trust Company (the "International Custodian"), an affiliate of the Adviser, acts as custodian for the Fund's assets held outside the United States in accordance with a Custody Agreement. Custodian fees are payable monthly based on assets under custody, investment purchase and sale activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. Investment transaction fees vary by country and security type. For the year ended December 31, 1995, the Fund incurred fees of $853,000 with the International Custodian, of which $107,000 was payable to the International Custodian at December 31, 1995. In addition, for the year ended December 31,
1995, the Fund has earned interest income of $35,000 and incurred interest expense of $190,000, on balances with the International Custodian. At December 31, 1995, the Fund owned shares of an affiliated fund, for which the Fund earned dividend income of $138,000.

E. For the year ended December 31, 1995, the Fund made purchases and sales totaling $216,067,000 and $191,771,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. These were no purchases or sales of long-term U.S. Government securities. The Fund incurred $28,000 as brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliate of the Adviser. At December 31, 1995, the U.S. Federal income tax cost basis of securities was $346,469,000 and accordingly, net unrealized depreciation for U.S. Federal income tax purposes was
$10,901,000, of which $42,454,000 related to appreciated securities and $53,355,000 related to depreciated securities. For the year ended December 31, 1995, the Fund expects to defer to January 1, 1996 for U.S. Federal income tax purposes, post-October currency losses of $269,000.

F.    In  connection  with  its  organization  the  Fund  incurred  $115,000  of organization costs. The organization costs are being amortized on a straight-line basis over a five year period beginning November 1, 1991, the date the Fund commenced operations.

G. The Fund issued to its shareholders of record as of the close of business on May 30, 1995 transferable rights to subscribe for up to an aggregate of 5,800,000 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $14.00 per share. During June 1995, the Fund issued a total of 5,800,000 shares of Common Stock on exercise of such Rights. Rights offering costs of $525,000 were charged directly against the proceeds of the offering. The Fund was advised that Morgan Stanley & Co. Incorporated received commissions of $2,350,000 and reimbursement of its expenses of $125,000 in connection with its participation in the Rights Offering.

H. On January 31, 1994, the Fund filed a registration statement with the Securities and Exchange Commission regarding the proposed offering of an additional 1,500,000 shares of its Common Stock. On March 17, 1994, 900,000 shares of Common Stock were issued for $23,940,000. The Fund has been advised that Morgan Stanley & Co. Incorporated received commissions of $810,000 and reimbursement of its expenses of $80,000 in connection with its participation in the additional offering. Offering costs of $258,000 related to the additional offering were charged directly against the proceeds of the offering.

I. At December 31, 1995, a portion of the Fund's net assets consist of securities located in emerging markets which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

J. Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. The deferred fees payable, under the Plan, at December 31, 1995 totaled $16,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets.

K. During December 1995, the Board declared a distribution of $0.53 per share, derived from net realized gains, payable on January 9, 1996, to shareholders of record on December 29, 1995.

--------------------------------------------------------------------------------

             SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
               U.S. AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS

                                                                    THREE MONTHS ENDED
  ----------------------------------------------------------------------------------------------------------------------------
                                  MARCH 31,                 JUNE 30,             SEPTEMBER 30, 1995         DECEMBER 31, 1995
                                    1995                      1995
                           -----------------------   -----------------------   -----------------------   -----------------------
                             TOTAL      PER SHARE      TOTAL      PER SHARE      TOTAL      PER SHARE      TOTAL      PER SHARE
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment Income........  $    1,135   $     0.05   $    2,772   $     0.16   $    2,104   $     0.09   $    1,115   $     0.05
Net Investment Income
 (Loss)..................  $     (209)  $    (0.01)  $    1,354   $     0.08   $      298   $     0.01   $     (444)  $    (0.02)
Net Realized Gain (Loss)
 and Change in Unrealized
 Appreciation
 (Depreciation)..........  $  (65,943)  $    (4.03)  $   31,987   $     1.90   $    3,850   $     0.19   $  (27,852)  $    (1.20)
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $  (66,152)  $    (4.04)  $   33,341   $     1.98   $    4,148   $     0.20   $  (28,296)  $    (1.22)

--------------------------------------------------------------------------------

                                  MARCH 31,                 JUNE 30,             SEPTEMBER 30, 1994         DECEMBER 31, 1994
                                    1994                      1994
                           -----------------------   -----------------------   -----------------------   -----------------------
                             TOTAL      PER SHARE      TOTAL      PER SHARE      TOTAL      PER SHARE      TOTAL      PER SHARE
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment Income........  $      831   $     0.05   $    2,091   $     0.13   $      773   $     0.05   $    1,431   $     0.09
Net Investment Income
 (Loss)..................  $     (852)  $    (0.05)  $      422   $     0.03   $   (1,082)  $    (0.07)  $     (437)  $    (0.03)
Net Realized Gain (Loss)
 and Change in Unrealized
 Appreciation
 (Depreciation)..........  $  (14,320)  $    (0.84)  $  (20,740)  $    (1.31)  $   78,199   $     4.94   $  (64,765)  $    (4.09)
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $  (15,172)  $    (0.89)  $  (20,318)  $    (1.28)  $   77,117   $     4.87   $  (65,202)  $    (4.12)

--------------------------------------------------------------------------------

The Fund may purchase shares of its Common Stock in the open market at such prices and in such amounts as the Board of Directors may deem advisable.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION (UNAUDITED):

For the year ended December 31, 1995, the Fund designates $25,707,000 as long-term capital gain dividend and expects to pass through to shareholders foreign tax credits of approximately $3,355,000.

REPORT OF INDEPENDENT ACCOUNTANTS

---------
To the Shareholders and Board of Directors of Morgan Stanley Emerging Markets Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period November 1, 1991 (commencement of operations) through December 31, 1991, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodians, brokers and counterparties and the application of alternative auditing procedures where confirmations from brokers and counterparties were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036

February 9, 1996

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

    Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder will be deemed to have elected, unless The First National Bank of Boston (the "Plan Agent") is otherwise instructed by the shareholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.
    Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.
    The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although shareholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.
    In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who are participating in the Plan.
    Shareholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and shareholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

                         Morgan Stanley Emerging Markets Fund, Inc.
                         The First National Bank of Boston
                         Dividend Reinvestment and Cash Purchase Plan
                         P.O. Box 1681
                         Boston, MA 02105
                         1-800-442-2001